DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Due To Related Parties
SCHEDULE OF LOANS FROM RELATED PARTIES

Loans from related parties as of December 31, 2024 and 2023 consist of the following:

	As of December 31,
	2024	2023
Other loans payable to related parties, current	4,001,091	4,907,181
Other loans payable to related parties, non-current	1,789	1,820
Total loans payable to related parties	$4,002,880	$4,909,001